COMMITMENTS (Details Narrative) (USD $)	9 Months Ended	0 Months Ended	1 Months Ended	0 Months Ended			9 Months Ended
	Sep. 30, 2013	Mar. 23, 2013 Consultant	May 29, 2013 Consultant	Jan. 12, 2013 Chief Executive Officer	Jan. 12, 2012 President	Jan. 12, 2012 Chief Financial Officer	Sep. 30, 2013 Investor Relations [Member]
Annual salary		$ 150,000		$ 150,000	$ 150,000	$ 80,000
Reduced Salary			90,000
Annual rent	39,360
Investor relations agreement term							1 year
Monthly consulting and services fee							2,000
Restricted stock granted							3,500,000
Restricted stock issued							1,750,000
Restricted stock price							$ 0.02
Consulting expense							17,500
Prepaid consulting fees							$ 52,500